Fees and Expenses - AFL CIO HOUSING INVESTMENT TRUST	Apr. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	EXPENSES OF THE HIT
Expense Narrative [Text Block]

This table describes the expenses that you may pay if you buy and hold units of beneficial interest in the HIT (“Units”). The HIT does not assess any sales charges (loads), redemption fees, exchange fees or any other account fees.

Operating Expenses Caption [Optional Text]	ANNUAL HIT OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.00%
Distribution (12b-1) Fees	0.02%
Other Expenses	0.30%
Total Annual HIT Operating Expenses	0.32%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the HIT with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the HIT for the time periods indicated and then redeem all of your Units at the end of those periods. The example also assumes that your investment has a 5% return each year and that the HIT’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$33	$103	$181	$408

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The HIT generally conducts securities transactions on a principal-to-principal basis and does not pay commissions for trades. The HIT may incur transaction costs when it buys and sells certain securities (or “turns over” parts of its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the HIT’s portfolio turnover rate was 20.7% of the average value of its portfolio.

Portfolio Turnover, Rate	20.70%